(Lessor Maturity Schedule) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Operating Lease, Payments, After Adoption of 842
2020 (remainder)	$ 46,133
2021	88,749
2022	81,200
2023	68,796
2024	61,953
Thereafter	206,211
Total	$ 553,042